Consolidated Statements Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional-paid in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning Balance at Dec. 31, 2020	$ 192,491	$ 34	$ 287,829	$ 27	$ (95,399)
Beginning Balance (in shares) at Dec. 31, 2020		33,964,000
Stock-based compensation expense	21,750		21,750
Purchase of common stock under Employee Stock Purchase Plan	60		60
Purchase of common stock under Employee Stock Purchase Plan (in shares)		7,064
Issuance of common stock, net	1,298	$ 1	1,297
Issuance of common stock, net (in shares)		642,314
Forfeiture of restricted stock (in shares)		(2,165)
Other comprehensive gain (loss)	(89)			(89)
Net loss	(84,686)				(84,686)
Ending Balance at Dec. 31, 2021	$ 130,824	$ 35	310,936	(62)	(180,085)
Ending Balance (in shares) at Dec. 31, 2021	34,611,213	34,611,213
Stock-based compensation expense	$ 9,830		9,830
Purchase of common stock under Employee Stock Purchase Plan	139		139
Purchase of common stock under Employee Stock Purchase Plan (in shares)		31,832
Issuance of common stock, net	61		61
Issuance of common stock, net (in shares)		22,764
Issuance of common stock pursuant to restricted stock units (in shares)		310,600
Other comprehensive gain (loss)	(330)			(330)
Net loss	(44,671)				(44,671)
Ending Balance at Jun. 30, 2022	95,853	$ 35	320,966	(392)	(224,756)
Ending Balance (in shares) at Jun. 30, 2022		34,976,409
Beginning Balance at Dec. 31, 2021	$ 130,824	$ 35	310,936	(62)	(180,085)
Beginning Balance (in shares) at Dec. 31, 2021	34,611,213	34,611,213
Stock-based compensation expense	$ 19,831		19,831
Purchase of common stock under Employee Stock Purchase Plan	196		196
Purchase of common stock under Employee Stock Purchase Plan (in shares)		76,606
Issuance of common stock, net	11		11
Issuance of common stock, net (in shares)		10,047
Issuance of common stock under equity offering (in shares)		12,767
Issuance of common stock under equity offering	50		50
Issuance of common stock pursuant to restricted stock units (in shares)		551,450
Issuance of common stock pursuant to restricted stock units	(1)		(1)
Other comprehensive gain (loss)	(136)			(136)
Net loss	(81,580)				(81,580)
Ending Balance at Dec. 31, 2022	$ 69,195	$ 35	331,023	(198)	(261,665)
Ending Balance (in shares) at Dec. 31, 2022	35,262,083	35,262,083
Beginning Balance at Mar. 31, 2022	$ 112,670	$ 35	316,402	(296)	(203,471)
Beginning Balance (in shares) at Mar. 31, 2022		34,976,409
Stock-based compensation expense	4,564		4,564
Other comprehensive gain (loss)	(96)			(96)
Net loss	(21,285)				(21,285)
Ending Balance at Jun. 30, 2022	95,853	$ 35	320,966	(392)	(224,756)
Ending Balance (in shares) at Jun. 30, 2022		34,976,409
Beginning Balance at Dec. 31, 2022	$ 69,195	$ 35	331,023	(198)	(261,665)
Beginning Balance (in shares) at Dec. 31, 2022	35,262,083	35,262,083
Stock-based compensation expense	$ 6,328		6,328
Purchase of common stock under Employee Stock Purchase Plan	31		31
Purchase of common stock under Employee Stock Purchase Plan (in shares)		24,754
Issuance of common stock, net (in shares)		2,969
Issuance of common stock pursuant to restricted stock units (in shares)		673,900
Issuance of common stock pursuant to restricted stock units	1	$ 1
Other comprehensive gain (loss)	192			(192)
Net loss	(30,339)				(30,339)
Ending Balance at Jun. 30, 2023	$ 45,408	$ 36	337,382	(6)	(292,004)
Ending Balance (in shares) at Jun. 30, 2023	35,963,706	35,963,706
Beginning Balance at Mar. 31, 2023	$ 53,249	$ 36	334,485	(64)	(281,208)
Beginning Balance (in shares) at Mar. 31, 2023		35,751,956
Stock-based compensation expense	2,897		2,897
Issuance of common stock pursuant to restricted stock units (in shares)		211,750
Issuance of common stock pursuant to restricted stock units	0	$ 0
Other comprehensive gain (loss)	58			58
Net loss	(10,796)				(10,796)
Ending Balance at Jun. 30, 2023	$ 45,408	$ 36	$ 337,382	$ (6)	$ (292,004)
Ending Balance (in shares) at Jun. 30, 2023	35,963,706	35,963,706